Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	¥ (47,417)	$ (6,874)	¥ (67,916)	¥ (40,461)
Net cash (used in)/provided by investing activities	99,334	14,400	(207,930)	(19,766)
Net cash (used in)/provided by financing activities	8	1	(822)	0
Net (decrease)/increase in cash and cash equivalents and restricted cash	51,606	7,481	(276,766)	(57,713)
Cash and cash equivalents at beginning of year	82,021
Cash and cash equivalents at end of year	133,627	19,372	82,021
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	519	75	(4,107)	(10,577)
Net cash (used in)/provided by investing activities	11,357	1,647	4,008	(2,216)
Net cash (used in)/provided by financing activities	8	1	(822)	0
Net (decrease)/increase in cash and cash equivalents and restricted cash	11,884	1,723	(921)	(12,793)
Cash and cash equivalents at beginning of year	954	138	1,875	14,668
Cash and cash equivalents at end of year	¥ 12,838	$ 1,861	¥ 954	¥ 1,875